Shareholder Report, Line Graph (Details) LMA7700_Franklin Templeton Moderate Model Portfolio_Class II_TSR Annual {Class II} - USD ($)							12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Apr. 15, 2020	Dec. 31, 2025
Class II
Account Value [Line Items]
Line Graph and Table Measure Name							Class II
Accumulated Value	$ 14,475	$ 12,929	$ 11,423	$ 13,437	$ 11,965	$ 10,000	$ 16,382
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000 Index
Accumulated Value	22,517	18,186	14,439	17,872	14,221	10,000	$ 26,377
Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Composite Benchmark
Accumulated Value	14,895	13,374	11,556	13,698	12,276	10,000	$ 17,001
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Index
Accumulated Value	$ 9,389	$ 9,273	$ 8,786	$ 10,100	$ 10,258	$ 10,000	$ 10,076